Shareholders' Equity (Deficit) (Details Narrative) (10-K) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 04, 2021	Apr. 01, 2021	Jan. 08, 2021	Mar. 05, 2019	Feb. 28, 2021	Jan. 31, 2021	May 24, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Apr. 03, 2021	Dec. 13, 2020
Issuance of shares for services, shares								150,000
Stock price per share								$ 0.0001			$ 0.09
Issuance of shares for services, value											$ 168,910
Issuance of common stock value								$ 2,970,621			1,031,670
Prepaid expense								$ 31,250		$ 31,250	215,164
Warrants exercise per share													$ 0.20
Proceeds from issuance											$ 1,007,617	$ 30,000
Number of conversion shares, value
Debt conversion of shares											3,448,025
Share consolidation transaction												The Company completed a share consolidation of the Company's issued and outstanding common shares based on six (6) pre-consolidation shares to one (1) post-consolidation share. The Consolidation reduced the number of issued and outstanding common shares of the Company from 147,804,298 pre-Consolidation common shares to approximately 24,634,051 post-Consolidation common shares. While the share consolidation occurred during the year ended December 31, 2019, the Company has accounted for the effects retrospectively as such, the schedules and all references to shares, options and warrants throughout the financial statements have been updated to reflect the number of post-consolidation securities.
Common stock, shares authorized								299,000,000		299,000,000	299,000,000	299,000,000
Common stock par value								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, shares issued								1,000			1,000	0
Preferred stock voting rights								Series A preferred Stock have voting rights equal to 299 shares of common stock, per share of preferred stock. Series B preferred Stock have voting rights equal to 10,000 shares of common stock, per share of preferred stock.			Series A preferred Stock have voting rights equal to 299 shares of common stock, per share of preferred stock. Series B preferred Stock have voting rights equal to 10,000 shares of common stock, per share of preferred stock.
Preferred stock, shares authorized								1,100,000			1,100,000	1,100,000
Preferred stock, par value								$ 0.0001			$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Preferred stock, shares issued								1,000			1,000	0
Preferred stock, shares authorized								1,100,000			1,100,000	1,100,000
Preferred stock, par value								$ 0.0001			$ 0.0001	$ 0.0001
Subsequent Event [Member]
Issuance of shares for services, shares	67,000		3,000,000
Stock price per share			$ 0.10						$ 0.09
Issuance of common stock shares		1,240,111			12,284,800		60,650		1,850,000
Issuance of common stock value					$ 2,455,960		$ 12,130
Warrants exercise per share					$ 0.20			$ 0.20						$ 0.20
Reg-A Public Offering[Member]
Stock price per share											$ 0.10
Issuance of common stock shares											9,961,301
Issuance of common stock value											$ 996,301
Proceeds from issuance											1,017,617
Share issuance cost											$ 55,004
Reg-A Public Offering[Member] | Subsequent Event [Member]
Stock price per share					$ 0.10	$ 0.10
Issuance of common stock shares					30,033,199	30,033,199
Warrants exercise per share					$ 0.20	$ 0.20
Debt conversion of shares					1	1
Common Stock [Member]
Issuance of shares for services, shares											2,413,022
Issuance of shares for services, value											$ 240
Issuance of common stock shares								30,048,199			9,961,301
Issuance of common stock value								$ 3,005			$ 996
Number of conversion shares												13,583,397
Number of conversion shares, value												$ 1,358
Debt conversion of shares								4,092,431			2,520,434
Common Stock [Member] | Reg-A Public Offering[Member]
Issuance of common stock shares											327,000
Issuance of common stock value											$ 32,701
Common Stock [Member] | Prepaid Advertising Services [Member]
Stock price per share											$ 0.09
Issuance of common stock shares											1,333,333
Issuance of common stock value											$ 120,000
Common Stock [Member]
Debt conversion of shares										900,000
Common Stock [Member] | Prepaid Advertising Services [Member]
Stock price per share															$ 0.07
Issuance of common stock shares											240,000
Issuance of common stock value											$ 16,800
Warrants [Member]
Issuance of shares for services, shares											100,000
Issuance of shares for services, value											$ 12,600
Issuance of common stock shares								14,559,800
Issuance of common stock value								$ 2,919,975
Debt conversion of shares								57,683,607
Share Subscription Agreement [Member]
Issuance of common stock shares									1,850,000		3,723,333
Issuance of common stock value									$ 67,188
Advertising Service Agreement [Member]
Issuance of common stock shares											225,000
Shares of subscription payable, value											$ 21,747
Advertising Service Agreement [Member] | Subsequent Event [Member]
Issuance of common stock shares									225,000
Advertising Service Agreement [Member] | Warrants [Member]
Issuance of common stock shares											225,000
Warrant description											The warrants are convertible at a ratio of 1:1 and are exercisable until December 31, 2021 at $0.20 per warrant.
Warrants exercise per share											$ 0.20
Warrants issued											$ 16,503
Debt Purchase Agreement [Member]
Issuance of common stock shares										4,100,000	4,100,000
Issuance of common stock value										$ 457,472
Settlement of debt value										$ 856,080	$ 856,080
Settlement of debt shares										2,190,959	4,100,000
Legal Settlement Agreement [Member] | Investor [Member]
Stock issued for stock split											$ 325,000
Legal Settlement Agreement [Member] | Investor [Member] | Post Stock Split [Member]
Stock issued for stock split, shares											4,166,667
Legal Settlement Agreement [Member] | Investor [Member] | Pre-Stock Split [Member]
Stock issued for stock split, shares											25,000,000
Settlement Agreement [Member]
Issuance of shares for services, shares								1,240,111
Issuance of shares for services, value								$ 111,610
Settlement Agreement [Member] | Subsequent Event [Member]
Issuance of shares for services, shares							1,240,111
Settlement Agreement [Member] | Investor [Member] | Post Stock Split [Member]
Stock issued for stock split												990,742
Settlement Agreement [Member] | Investor [Member] | Pre-Stock Split [Member]
Stock issued for stock split												$ 19,055,551
Investment and Co-operation Agreement [Member]
Stock price per share				$ 0.11
Obligated to issue an additional shares				8,465,608
Obligated to issue an additional				$ 965,079
Recognized a non-cash deemed dividend				$ 965,079
Subscription Payable [Member]
Issuance of common stock shares										4,458,333
Issuance of common stock value										$ 511,000
Subscription Payable [Member] | March 5, 2019 [Member]
Issuance of common stock shares										4,000,000	5,686,978
Issuance of common stock value										$ 456,000	$ 648,147
Convertible Promissory Note [Member]
Stock price per share										$ 0.27	$ 0.27
Issuance of common stock shares								450,000			450,000
Number of conversion shares											2,520,434
Number of conversion shares, value											$ 226,839
Debt conversion of shares											2,520,434
Consultant [Member]
Issuance of shares for services, shares											2,413,022	2,778,629
Stock price per share											$ 0.07	$ 0.02
Issuance of shares for services, value											$ 168,910	$ 55,573
Issuance of common stock shares												1,500,000
Issuance of common stock value												$ 30,000
Consultant [Member] | Share Subscription Agreement [Member]
Shares of subscription payable, value												$ 30,000
Consultant [Member] | Subscription Payable [Member]
Issuance of common stock shares												1,901,455
Issuance of common stock value												$ 290,730
Consultant [Member] | Share Subscription Agreement [Member]
Issuance of shares for services, shares										4,000,000	4,000,000
Issuance of shares for services, value										$ 125,000	$ 125,000
Issuance of common stock shares										4,000,000	4,000,000
Issuance of common stock value										$ 250,000	$ 250,000
Consultant [Member] | Share Subscription Agreement [Member]
Issuance of shares for services, shares											1,246,154
Issuance of shares for services, value											$ 162,000
Issuance of common stock shares
Prepaid expense											$ 18,900
Consultant [Member] | Share Subscription Agreement [Member] | Subsequent Event [Member]
Issuance of common stock shares									1,246,154
Consultant One [Member] | Share Subscription Agreement [Member]
Issuance of common stock shares											11,337,479
Issuance of common stock value											$ 1,123,147
Steven Rossi [Member] | Series A Preferred Stock [Member]
Stock price per share											$ 0.09
Issuance of common stock shares											299,000	13,583,397
Preferred stock, shares issued											1,000
Preferred stock voting rights											Steven Rossi (the Company's CEO) was issued 1,000 Series A Preferred Shares at $0.09 per share equal to 299,000 common shares voting rights.
Debt conversion of shares												1,000,000